Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenue Recognition [Abstract]
Disaggregation of Revenue [Table Text Block]
The following table presents our revenue disaggregated by major service line:

	Transco	Northwest Pipeline	Gulf of Mexico Midstream	Northeast Midstream	West Midstream	Other	Eliminations	Total
	(Millions)
2019
Revenues from contracts with customers:
Service revenues:
Non-regulated gathering, processing, transportation, and storage:
Monetary consideration	$—	$—	$479	$1,171	$1,309	$—	$(75)	$2,884
Commodity consideration	—	—	41	12	150	—	—	203
Regulated interstate natural gas transportation and storage	2,336	450	—	—	—	—	(6)	2,780
Other	11	—	26	147	42	—	(16)	210
Total service revenues	2,347	450	546	1,330	1,501	—	(97)	6,077
Product Sales:
NGL and natural gas	106	—	185	150	1,795	—	(173)	2,063
Total revenues from contracts with customers	2,453	450	731	1,480	3,296	—	(270)	8,140
Other revenues (1)	1	—	8	20	14	30	(12)	61
Total revenues	$2,454	$450	$739	$1,500	$3,310	$30	$(282)	$8,201

2018
Revenues from contracts with customers:
Service revenues:
Non-regulated gathering, processing, transportation, and storage:
Monetary consideration	$—	$—	$541	$861	$1,590	$2	$(73)	$2,921
Commodity consideration	—	—	59	20	321	—	—	400
Regulated interstate natural gas transportation and storage	1,921	443	—	—	—	—	(2)	2,362
Other	2	—	17	94	46	—	(15)	144
Total service revenues	1,923	443	617	975	1,957	2	(90)	5,827
Product Sales:
NGL and natural gas	127	—	307	287	2,421	—	(382)	2,760
Other	—	—	—	—	21	—	(4)	17
Total product sales	127	—	307	287	2,442	—	(386)	2,777
Total revenues from contracts with customers	2,050	443	924	1,262	4,399	2	(476)	8,604
Other revenues (1)	11	—	18	21	12	32	(12)	82
Total revenues	$2,061	$443	$942	$1,283	$4,411	$34	$(488)	$8,686

______________________________
(1)
Revenues not within the scope of ASC 606, “Revenue from Contracts with Customers,” consist of leasing revenues associated with our headquarters building and management fees that we receive for certain services we provide to operated equity-method investments, which are reported in Service revenues in our Consolidated Statement of Operations, and amounts associated with our derivative contracts, which are reported in Product sales in our Consolidated Statement of Operations.

Contract with Customer, Asset and Liability [Table Text Block]
The following table presents a reconciliation of our contract assets:

	Year Ended December 31,
	2019	2018
	(Millions)
Balance at beginning of period	$4	$4
Revenue recognized in excess of amounts invoiced	62	66
Minimum volume commitments invoiced	(58)	(66)
Balance at end of period	$8	$4

Contract Liabilities
The following table presents a reconciliation of our contract liabilities:

	Year Ended December 31,
	2019	2018
	(Millions)
Balance at beginning of period	$1,397	$1,596
Payments received and deferred	157	314
Significant financing component	13	16
Deconsolidation of Jackalope interest (Note 6)	—	(52)
Deconsolidation of certain Permian assets (Note 6)	—	(26)
Recognized in revenue	(352)	(451)
Balance at end of period	$1,215	$1,397

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]
The following table presents the amount of the contract liabilities balance expected to be recognized as revenue when performance obligations are satisfied and the transaction price allocated to the remaining performance obligations under certain contracts as of December 31, 2019.

	Contract Liabilities	Remaining Performance Obligations
	(Millions)
2020	$160	$3,418
2021	121	3,241
2022	113	3,117
2023	101	2,524
2024	91	2,339
Thereafter	629	18,815
Total	$1,215	$33,454